HALLMARK EQUITY SERIES TRUST

1250 Broadway

New York, NY 10001-3701

June 18, 2007

Dear Shareholder:

On behalf of the Board of Trustees of the Hallmark Equity Series Trust (the “Trust”), we are pleased to invite you to a Special Meeting of Shareholders (the “Special Meeting”) of the Trust with respect to the Hallmark Small-Cap Growth Fund, a series of the Trust, to be held on July 30, 2007 at 9:00 a.m. Eastern Time at 1250 Broadway, New York, NY 10001-3701.

At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization dated as of June 11, 2007, by and between the Trust and Northern Lights Fund Trust (“Northern Lights”) on behalf of the Roanoke Small-Cap Growth Fund, a newly organized series of Northern Lights (collectively with Hallmark Small-Cap Growth Fund, the “Funds”) under which the Hallmark Small-Cap Growth Fund will merge with and into the Roanoke Small-Cap Growth Fund (the “Reorganization”).

The Board of Trustees of the Trust unanimously approved the Agreement and Plan of Reorganization at a meeting held on May 4, 2007.  The Board of Trustees recommends that you vote FOR the proposal.

The details of the proposed Reorganization are set forth in the combined Proxy Statement/Prospectus that accompanies this letter, including details about the Roanoke Small-Cap Growth Fund’s investment objective, policies, management and costs that are important for you to know. We encourage you to read it thoroughly.  In addition, we have included a list of commonly asked questions and answers on the next page.

You may cast your vote according to the instructions provided in the enclosed proxy materials.

Your vote is important to us regardless of the number of shares you own.  In order to conduct the Special Meeting, a majority of shares must be represented in person or by proxy.  Please vote promptly.

If you have any questions about the Reorganization, please call 888-823-2867.

We thank you for considering this matter carefully and for your continued confidence in and support of the Small-Cap Growth Fund.

Sincerely,

Bruce R. Bent

Chairman and President

Hallmark Equity Series Trust

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, below is a brief overview of the proposal, which will require your vote.

Q.

What are shareholders being asked to vote on at the upcoming Special Meeting on July 30, 2007?

A.

The Board of Trustees of Hallmark Equity Series Trust has called the Special Meeting at which you will be asked to vote on the reorganization of the Hallmark Small-Cap Growth Fund, a series of the Hallmark Equity Series Trust (the "Trust") into the Roanoke Small-Cap Growth Fund, a newly organized series of Northern Lights Fund Trust ("Northern Lights")(the “Reorganization”).

Q.

Why did the Board of Trustees approve the Reorganization?

A.

After reviewing detailed information about the Reorganization, the Trust's Board of Trustees unanimously approved the Reorganization.  The Board of Trustees considered the impending liquidation of the Trust and the desire to continue to make the Hallmark Small-Cap Growth Fund available to shareholders, the similarity in investment objectives of the Funds, the investment performance of the Hallmark Small-Cap Growth Fund, the intended tax-free nature of the Reorganization and the opportunity for increased economies of scale. In addition, the Board of Trustees considered that the level of expense to be borne by the shareholders of the Roanoke Small-Cap Growth Fund, which has an expense limitation agreement in place through July 31, 2010, are the same as those currently borne by shareholders of the Hallmark Small-Cap Growth Fund. After careful consideration, the Board of Trustees determined that the Reorganization is in the best interests of the shareholders of the Hallmark Small-Cap Growth Fund.

The Board of Trustees recommends that you vote FOR the Reorganization.

Q.

Who will manage the Roanoke Small-Cap Growth Fund?

A.

Roanoke Asset Management Corp., the current sub-advisor to the Hallmark Small Cap-Growth Fund, will continue as the investment adviser to the Roanoke Small Cap-Growth Fund. In addition, Edwin Vroom and Adele Weisman, the current portfolio managers, will serve as the portfolio managers for the Roanoke Small-Cap Growth Fund.

Q.

What will happen to my existing shares?

A.

Your shares of the Hallmark Small-Cap Growth Fund will be exchanged for shares of the Roanoke Small-Cap Growth Fund.  Therefore, if you currently own Class R shares of the Hallmark Small-Cap Growth Fund, you will receive Class R shares of the Roanoke Small Cap-Growth Fund.  If you currently own Class I shares of the Hallmark Small-Cap Growth Fund, you will receive Class I shares of the Roanoke Small Cap-Growth Fund.  You will not pay any sales charges in connection with the Reorganization.

Q.

What are the differences between the investment objectives and principal strategies of the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund?

A.

The investment objectives of the Funds are identical and the investment strategies are substantially similar.  For a more complete description of each Fund’s investment objective and strategies, please read the section entitled “Investment Objectives” in the enclosed combined Proxy Statement/Prospectus.

Q.

Will I incur any transaction costs as a result of the Reorganization?

A.

No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.  The Hallmark Small-Cap Growth Fund may sell securities before the Reorganization, in the ordinary course of business.  Such sales may result in transaction costs, which will be indirectly borne by shareholders.

Q.

What is the timetable for the Reorganization?

A.

If approved by shareholders of record at the Special Meeting, the Reorganization is expected to occur on or about July 31, 2007.

Q.

Will the Reorganization create a taxable event for me?

A.

No. The Reorganization is intended to have no direct or indirect federal income tax consequences for you.  The Hallmark Small-Cap Growth Fund may sell securities before the Reorganization in the ordinary course of business.  After the Reorganization, the Roanoke Small-Cap Growth Fund may dispose of certain securities received by it from the Hallmark Small-Cap Growth Fund in the ordinary course of business.  Such sales may result in capital gains (or losses) to shareholders. The Funds expect such capital gains (if any) to be minimal.  Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences

Q.

What happens if the Reorganization is not approved?

A.

If shareholders of the Hallmark Small-Cap Growth Fund do not approve the Reorganization, the Reorganization will not take effect and the Board of Trustees will take such action as it deems to be in the best interests of the Hallmark Small-Cap Growth Fund and its shareholders, including liquidation of the Fund.

Q.

Who should I call with questions about this proxy?

A.

If you have any questions regarding this proxy, please contact the Trust by calling 1-888-823-2867. If you have questions regarding how to vote, please contact Computershare Fund Services, Inc. at 1-866-641-4235.

Q.

Who is paying for cost of the Reorganization?

A.

Roanoke Asset Management Corp or an affiliate will bear and pay all expenses related to the Reorganization.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.  YOUR VOTE IS VERY IMPORTANT!

HALLMARK EQUITY SERIES TRUST

 1250 Broadway

 New York, NY 10001-3701

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS To be held on July 30, 2007

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of Hallmark Equity Series Trust (the “Trust”) with respect to the Hallmark Small-Cap Growth Fund will be held at 9:30 a.m. Eastern Time, on July 30, 2007 for the purpose of considering the proposal set forth below:

1.

1.

Approval of the Agreement and Plan of Reorganization, which provides for: (i) the transfer of all of the assets and liabilities of the Hallmark Small-Cap Growth Fund in exchange for shares of the Roanoke Small-Cap Growth Fund; (ii) the distribution of shares of the Roanoke Small-Cap Growth Fund so received to shareholders of the Hallmark Small-Cap Growth Fund; and (iii) the liquidation and termination of the Hallmark Small-Cap Growth Fund.

2.

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

Shareholders of record as of the close of business on June 15, 2007, are entitled to notice of, and to vote at the Special Meeting, or any adjournment of this meeting.

By Order of the Board of Trustees,

Arthur T. Bent III

Senior Vice President and Assistant Secretary

Hallmark Equity Series Trust

June 18, 2007

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.  SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET.  INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD.  IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Trust in validating your vote if you fail to sign your proxy card properly.

1.

1.

Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.

2.

Joint Accounts:  Each party must sign the proxy card exactly as that party's name is shown in the registration on the proxy card.

3.

3.

All Other Accounts:  The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration Valid Signature
Corporate Accounts

(1)

ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . ABC Corp.

(2)

ABC Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . John Doe, Treasurer

(3)

ABC Corp.
c/o John Doe, Treasurer . . . . . . . . . . . . . . . . John Doe

(4)

ABC Corp. Profit Sharing Plan . . . . . . . . . . John Doe, Trustee

Trust Accounts

(1)

ABC Trust . . . . . . . . . . . . . . . . . . . . . . . . . . Jane B. Doe, Trustee

(2)

Jane B. Doe, Trustee
u/t/d 12/28/78 . . . . . . . . . . . . . . . . . . . . . . . . Jane B. Doe

Custodial or Estate Accounts

(1)

John B. Smith, Cust.
f/b/o John B. Smith, Jr. UGMA . . . . . . . . . . John B. Smith

(2)

Estate of John B. Smith . . . . . . . . . . . . . . . . John B. Smith, Jr., Executor

PROXY STATEMENT/PROSPECTUS

Dated June 15, 2007

Relating to the acquisition of the assets of

HALLMARK SMALL-CAP GROWTH FUND a series of HALLMARK EQUITY SERIES TRUST 1250 Broadway New York, NY 10001-3701

by and in exchange for shares of

ROANOKE SMALL-CAP GROWTH FUND a series of NORTHERN LIGHTS FUND TRUST 450 Wireless Boulevard Hauppauge, NY  11788

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of Hallmark Equity Series Trust (the “Trust”) in connection with a Special Meeting of Shareholders (the “Special Meeting”) of the Hallmark Small-Cap Growth Fund, a series of the Trust, to be held on July 30, 2007 at 9:30 a.m., Eastern Time (“ET”), at 1250 Broadway, New York, NY 100013701.  At the Special Meeting, shareholders of the Hallmark Small-Cap Growth Fund will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Reorganization Agreement”), by and between the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund, a newly organized series of Northern Lights Fund Trust ("Northern Lights").  Hallmark Small-Cap Growth Fund and Roanoke Small-Cap Growth Fund are referred to collectively as the "Funds."  A copy of the form of Reorganization Agreement is attached as Exhibit A.

Proposal

1.

Approval of the Agreement and Plan of Reorganization, which provides for: (i) the transfer of all of the assets and liabilities of the Hallmark Small-Cap Growth Fund in exchange for shares of the Roanoke Small-Cap Growth Fund; (ii) the distribution of shares of the Roanoke Small-Cap Growth Fund so received to shareholders of the Hallmark Small-Cap Growth Fund; and (iii) the liquidation and termination of the Hallmark Small-Cap Growth Fund.

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The Reorganization Agreement provides that the Hallmark Small-Cap Growth Fund will transfer all of its assets and liabilities to the Roanoke Small-Cap Growth Fund.  In exchange for the transfer of these assets and liabilities, the Roanoke Small-Cap Growth Fund will simultaneously issue shares to the Hallmark Small-Cap Growth Fund in an amount equal in value to the net asset value of the Hallmark Small-Cap Growth Fund’s shares as of the close of business on the business day preceding the foregoing transfers (the “Reorganization”). These transfers are expected to occur on or about August 1, 2007 (the “Effective Time”).

Immediately after the transfer of the Hallmark Small-Cap Growth Fund’s assets and liabilities, the Hallmark Small-Cap Growth Fund will make a liquidating distribution to its shareholders of the Roanoke Small-Cap Growth Fund shares received, so that a holder of shares in the Hallmark Small-Cap Growth Fund at the Effective Time of the Reorganization will receive a number of shares of the Roanoke Small-Cap Growth Fund with the same aggregate value as the shareholder had in the Hallmark Small-Cap Growth Fund immediately before the Reorganization. At the Effective Time of the Reorganization, shareholders of the Hallmark Small-Cap Growth Fund will become shareholders of the Roanoke Small-Cap Growth Fund, and thereafter the Hallmark Small-Cap Growth Fund will be liquidated and terminated.

Class R shareholders of the Hallmark Small-Cap Growth Fund prior to the Reorganization will receive Class R shares of the Roanoke Small Cap-Growth Fund.  Class I shareholders of the Hallmark Small-Cap Growth Fund will receive Class I shares of the Roanoke Small Cap-Growth Fund.

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Reserve Management Company, Inc., (the “Advisor”), an investment advisor registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), is the investment advisor to the Hallmark Small-Cap Growth Fund.  Roanoke Asset Management Corp. ("RAMC"), an investment advisor registered under the Advisers Act, serves as sub-adviser to the Hallmark Small-Cap Growth Fund.  The Trust acts as its own transfer agent and dividend-paying agent, while Resrv Partners, Inc. (the “Distributor”) is the principal distributor of the Fund. The Advisor and the Distributor are affiliated.

Northern Lights is an open-end management investment company registered under the 1940 Act. RAMC is the investment advisor to the Roanoke Small-Cap Growth Fund.  Gemini Fund Services, LLC serves as Northern Light's administrator, transfer agent and fund accountant, while Aquarius Fund Distributors, Inc. ("Aquarius") is the principal distributor of the Roanoke Small-Cap Growth Fund. Gemini Fund Services, LLC and Aquarius are affiliated.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the Hallmark Small-Cap Growth Fund should know before voting on the Reorganization and should be retained for future reference.  Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated in whole or in part by reference.  (That means that those documents are considered legally to be part of this Proxy Statement/Prospectus). A Statement of Additional Information dated June 15, 2007 relating to this Proxy Statement/Prospectus and including certain financial information about the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus.  A copy of such Statement of Additional Information is available upon request and without charge by calling toll-free 1-888-823-2867.

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Hallmark Small-Cap Growth Fund, see the prospectus for the Fund dated July 28, 2006, as amended, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. A Statement of Additional Information for the Hallmark Small-Cap Growth Fund dated July 28, 2006, as amended, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus.  Copies of the prospectus and Statement of Additional Information for the Hallmark Small-Cap Growth Fund are available upon request and without charge by calling toll-free 1-888-823-2867.

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Roanoke Small-Cap Growth Fund, see the prospectus and Statement of Additional Information for the Fund dated May 16, 2007, as amended, which has been filed with the SEC.  Copies of the prospectus and Statement of Additional Information for the Roanoke Small-Cap Growth Fund are available upon request and without charge by calling toll-free 1-877-824-3406.

The Annual Report for the Trust relating to the Hallmark Small-Cap Growth Fund for the fiscal year ended March 31, 2007 can be obtained without charge by calling toll-free 1-888-823-2867 or by visiting www.hallmarkfunds.com. The Annual Report for the Hallmark Small-Cap Growth Fund also is available on the SEC's website at www.sec.gov. The Roanoke Small-Cap Growth Fund has not yet commenced operations and, therefore, has not produced a shareholder report.

This Proxy Statement/Prospectus constitutes the proxy statement of Hallmark Small-Cap Growth Fund for the Special Meeting and is expected to be sent to shareholders on or about June 18, 2007.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS PAGE

SYNOPSIS

The Reorganization
The Funds
Fees and Expenses
Investment Objectives
Investment Limitations
The Funds’ Purchase, Exchange and Redemption Proceeds

PRINCIPAL RISKS
FUND MANAGEMENT
         The Investment Adviser
         The Portfolio Managers

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

Costs of Reorganization
Federal Income Taxes
Capitalization

REASONS FOR THE REORGANIZATION
 SHAREHOLDER RIGHTS

General Shareholder Rights

Taxes

INFORMATION ABOUT THE HALLMARK SMALL-CAP GROWTH FUND AND THE
ROANOKE SMALL-CAP GROWTH FUND

VOTING MATTERS

    General Information

Voting Rights and Required Vote
Expenses

 Record Date and Outstanding Shares
 Security Ownership of Certain Beneficial Owners and Management

OTHER BUSINESS

SHAREHOLDER INQUIRIES

EXHIBIT A – AGREEMENT AND PLAN OF REORGANIZATION

EXHIBIT B – FINANCIAL HIGHLIGHTS

SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Hallmark Small-Cap Growth Fund with those of the Roanoke Small-Cap Growth Fund.  This Synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus.  Shareholders should read this entire Proxy Statement/Prospectus carefully.  The Synopsis is qualified in its entirety by reference to the prospectus for the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund.  For more complete information, please read the prospectus for each of the Funds.

The Reorganization

Background.  Pursuant to the Reorganization Agreement, the Hallmark Small-Cap Growth Fund will transfer all of its assets and liabilities to the Roanoke Small-Cap Growth Fund in exchange solely for shares of that Fund. The Hallmark Small-Cap Growth Fund will then distribute the Roanoke Small-Cap Growth Fund shares that it receives to its shareholders in complete liquidation.  The Hallmark Small-Cap Growth Fund will thereafter be terminated.  The result of the Reorganization is that shareholders of the Hallmark Small-Cap Growth Fund will become shareholders of the Roanoke Small-Cap Growth Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with the Reorganization.

The Board of Trustees of the Trust, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of the Hallmark Small-Cap Growth Fund and its shareholders, and that the interests of existing shareholders in the Hallmark Small-Cap Growth Fund will not be diluted as a result of the transactions contemplated by the Reorganization.  The Board of Trustees of the Trust recommends that you vote FOR approval of the Reorganization.

Tax Consequences.  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization and the Funds will receive an opinion from tax counsel to that effect.  If the Reorganization so qualifies, shareholders of the Hallmark Small-Cap Growth Fund will not recognize a gain or loss in the transaction.

Special Considerations and Risk Factors.  The investment objectives of the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund are identical.  Both Funds seek capital appreciation through investment in a portfolio of primarily small capitalization companies.  RAMC, the sub-adviser for the Hallmark Small-Cap Growth Fund, will continue as a the investment adviser for the Roanoke Small-Cap Growth Fund.  Consequently, the principal investment strategies utilized by the Funds, and the risks associated with such strategies, are substantially similar.  For a more complete discussion of the risks associated with the respective Funds, see “Principal Risks” below.

The Funds

Business of the Funds.  The Trust is an open-end, management investment company organized as a Delaware statutory trust on April 22, 1993.  The Trust offers redeemable shares in one series of shares, the Hallmark Small-Cap Growth Fund.  Northern Lights is an open-end management investment company organized as a Delaware statutory trust on January 19, 2005.  Northern Lights currently offers redeemable shares in ten different series of investment portfolios.

The Roanoke Small-Cap Growth Fund is a newly organized series of Northern Lights.  Both of the Funds offer two classes of shares.

Fees and Expenses

If the Reorganization is approved by shareholders, you will pay the fees assessed by the Roanoke Small-Cap Growth Fund.  The following tables compare the current fees and expenses of the Hallmark Small-Cap Growth Fund with those of the Roanoke Small-Cap Growth Fund.

HALLMARK SMALL-CAP GROWTH FUND AND ROANOKE SMALL-CAP GROWTH FUND Comparison of Shareholder Fees

Comparison of Annual Operating Expenses (as a percentage of average net assets)

1

 The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance: A monthly “Low Balance Fee” (currently $15) may be imposed on Class R accounts (other than IRA accounts) with a monthly average account balance of less than the minimum balance of $1,000, in which no shareholder activity has occurred for the past 12 consecutive months. A $2 fee may be charged for Class R redemption checks issued by the Fund for less than $100 and a $100 fee may be charged for Class I redemption checks issued by the Fund for less than $100,000. A $10 fee may be charged for Class R wire redemptions of less than $10,000 and a $100 fee may be charged for Class I wire redemptions of less than $100,000.

2 The Fund charges a $15 wire transaction fee for redemptions effected by wire.  An early redemption fee of 2.00% may be charged on redemptions of shares held for 15 days or less before the redemption or exchange.

3.

The Fund pays a “Comprehensive Management Fee” that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), recordkeeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses. The difference in management fee structure between the Class R and Class I shares is attributable to the differences in administrative expenses between the two classes, including transfer agency, recordkeeping and accounting expenses. The investment advisory component of the comprehensive management fee is the same for both classes of shares.

4

Other Expenses include interest charges, chief compliance officer compensation, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government-imposed fees and expenses, including but not limited to federal and state registration fees, and the fees and expenses of the independent Trustees, for which each Fund pays its direct or allocated share.  The Reserve believes these Other Expenses to be less than 0.005%.

5 These expenses, which include custodian, transfer agency, shareholder servicing, and other direct fund expenses, as well as the indirect costs of investing in other mutual funds and dividend expense on securities sold short, are based on estimated amounts for the Fund’s current fiscal year.

6 RAMC has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2010, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary expenses such as litigation) will not exceed 1.55% for class R shares and 1.00% for Class I shares.  Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

Examples

This table is intended to help you compare the cost of investing in the Roanoke Small-Cap Growth Fund with the cost of investing in the Hallmark Small-Cap Growth Fund, assuming the Reorganization is approved. The Examples assume the following:

.

                • a $10,000 investment in each Fund for the time periods indicated

.

• a 5% return each year

.

• redemption at the end of each period

.

• no changes in either Fund’s operating expenses

.

• reinvestment of dividends and distributions

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

Fund	1 year	3 years	5 years	10 years
Hallmark Small-Cap Growth Fund – Class R	$158	$490	$892	$2,018
Hallmark Small-Cap Growth Fund – Class I	$102	$318	$670	$1,662
Roanoke Small-Cap Growth Fund – Class R	$158	$490	$892	$2,018
Roanoke Small-Cap Growth Fund – Class I	$102	$318	$670	$1,662

The Funds' Performance

The following information shows the past performance of the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund.  The Bar Chart and Average Annual Return Table show the variability of the returns of each Fund, which is one indicator of the risks of investing in the Funds.  The Roanoke Small-Cap Growth Fund has not yet commenced operations and has no performance history. However, if the Reorganization is approved by shareholders, the Roanoke Small-Cap Growth Fund will acquire all of the assets and liabilities of the Hallmark Small-Cap Growth Fund.  In addition, the Roanoke Small-Cap Growth Fund will assume the performance history of the Hallmark Small-Cap Growth Fund. Consequently, the performance shown below for the Roanoke Small-Cap Growth Fund actually is the performance of the Hallmark Small-Cap Growth Fund.  The sub-adviser and the portfolio managers of the Hallmark Small-Cap Growth Fund will serve as the adviser and portfolio managers of the Roanoke Small-Cap Growth Fund after the Reorganization.

Bar Chart.

The Bar Chart shows changes in the  Fund’s returns from year to year.  The returns shown in the Bar Chart do not reflect the sales loads imposed in connection with the purchase and/or redemption of the Fund’s shares.  If included, these charges would have decreased the returns shown below. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance.

The Bar Chart shows changes in the  Fund’s returns from year to year.  The returns shown in the Bar Chart do not reflect the sales loads imposed in connection with the purchase and/or redemption of the Fund’s shares.  If included, these charges would have decreased the returns shown below. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance.

Total Return for the Calendar Year Ended December 31, 2006

-6.54%	20.17%	135.83%	-0.56%	-17.39%	-38.17%	54.15%	4.72%	16.33%	2.85%
1997	1998	1999	2000	2001	2002	2003	2004	2005	2006

Best Quarter 4th Quarter 1999   50.38%

Worst Quarter 3rd Quarter 2001 -30.93%

The following table shows the Fund's average annual total returns and after-tax returns over the past one and five years (if applicable) or since inception.  The table includes the effects of Fund expenses and is intended to provide you with some indication of the risks of investing in the Fund by comparing the  Fund’s performance with an appropriate widely recognized securities index that is described in a footnote to the table. An index does not reflect fees or expenses.  It is not possible to invest directly in an index. Past performance, before and after taxes, is not an indication of future results.

Average Annual Total Returns as of December 31, 2006

Ten Years or

Class R Return Before Taxes 2.85% 3.61%

Class R Return After Taxes on Distributions and Sale of Fund 2.85% 3.61% 9.55%2 Shares

1 Class I shares commenced operation on October 1, 1998.

2 Class R shares commenced operation on November 14, 1994 and the returns shown are for the last ten calendar years..

3 The Russell 2000® Growth Index (“Russell 2000”) measures the performance of those Russell 2000 companies with higher price-to-book ratio and higher forecasted growth values.

The Roanoke Small-Cap Growth Fund has not yet commenced operations.  However, should shareholders approve the Reorganization, the Roanoke Small-Cap Growth Fund will assume the performance history of the Hallmark Small-Cap Growth Fund.

Investment Objectives

This section will help you compare the investment objective and principal investment strategies of the Hallmark Small-Cap Growth Fund with those of the Roanoke Small-Cap Growth Fund. This section also describes the key differences, if any, between the Funds.  Please be aware that this is only a brief discussion. More complete information may be found in each Fund’s prospectus.

Hallmark Small-Cap Growth Fund

Investment Objective: The Fund seeks capital appreciation through investment in a portfolio of primarily small capitalization companies.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

Principal Investment Strategies: Generally, the Fund will seek to invest in equity securities issued by companies with investment characteristics such as accelerating rates of revenue and earnings growth, market dominance or a strong defensible market niche, unit growth coupled with stable or rising profit margins, a sound balance sheet and skilled management with an ownership stake.  The Fund is designed for investors seeking the opportunity for long-term capital appreciation who can accept above-average market risk and little or no current income.  Under normal market conditions, at least 80% of the value of the Fund’s net assets plus amounts of any borrowings for investment purposes will normally be invested in smaller-sized companies whose outstanding shares have an aggregate market value of $2 billion or less at the time of purchase.  The Fund’s 80% investment policy may not be changed without 60 days’ written notice to shareholders. The Fund is not required to dispose of securities that appreciate above this market capitalization level.

It is the investment adviser’s view that small companies are generally expected to show growth over time that is above the growth rate of the overall economy and that of large established companies. The Fund may also invest in companies presenting special situations when the investment adviser believes that the companies offer a strong potential for capital appreciation due to the market underestimation of earnings potential, changes in management or other similar opportunities.  The Fund is a non-diversified fund, which means that it is permitted to invest all of its assets in a limited number of companies.

Roanoke Small-Cap Growth Fund

Investment Objective: The Fund seeks capital appreciation through investment in a portfolio of primarily small capitalization companies.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

Principal Investment Strategies: Generally, the Fund will seek to invest in equity securities issued by companies with investment characteristics such as accelerating rates of revenue and earnings growth, market dominance or a strong defensible market niche, unit growth coupled with stable or rising profit margins, a sound balance sheet and skilled management with an ownership stake.  Growth criteria will be measured based upon the year-over-year increase in revenue and operating income.  Generally, a company's record is assessed over multiple years, if possible.  The Fund is designed for investors seeking the opportunity for long-term capital appreciation who can accept above-average market risk and little or no current income.  Under normal market conditions, at least 80% of the value of the Fund’s net assets plus amounts of any borrowings for investment purposes will normally be invested in smaller-sized companies whose outstanding shares have an aggregate market value of $2 billion or less at the time of purchase. The Fund’s 80% investment policy may not be changed without 60 days’ written notice to shareholders. The Fund is not required to dispose of securities that appreciate above this market capitalization level. An investment will be sold when the fundamental prospects for the investment deteriorate. All or a portion of an investment also may be sold when the investment position exceeds certain thresholds set by the adviser.

It is the investment adviser’s view that small companies are generally expected to show growth over time that is above the growth rate of the overall economy and that of large established companies. The Fund may also invest in companies presenting special situations when the investment adviser believes that the companies offer a strong potential for capital appreciation due to the market underestimation of earnings potential, changes in management or other similar opportunities. Although not a part of the Fund's principal investment strategy, the Fund may invest in foreign securities that are listed primarily on foreign exchanges.

The Fund is a non-diversified fund, which means that it is permitted to invest all of its assets in a limited number of companies.

How the Funds Compare

Investment Objectives: The investment objectives of the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund are identical.

Principal Investment Strategies:  The Funds utilize substantially similar principal investment strategies.

Investment Limitations

This section will help you contrast the fundamental and non-fundamental investment policies and restrictions of the Hallmark Small-Cap Growth Fund to those of the Roanoke Small-Cap Growth Fund.

Fundamental Investment Limitations

Listed below are the fundamental investment limitations adopted by each Fund.  These limitations cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.  The Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund have adopted substantially identical fundamental investment limitations.

The Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund have adopted the following fundamental investment limitations.

1. Borrowing Money.

Hallmark Small-Cap Growth Fund: The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and then only from a bank in an amount not to exceed 33-1/3% of the market value of its assets.

Roanoke Small-Cap Growth Fund: The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes and then only from a bank in an amount not to exceed 33-1/3% of the market value of its assets, or from other persons in an amount not to exceed 5% of the market value of the assets.

Comparison: The policy of the Roanoke Small-Cap Growth Fund is less restrictive because it permits the Fund to borrow money for non-emergency purposes from persons other than a bank in an amount up to 5% of the market value of its assets.

2. Senior Securities.

Hallmark Small-Cap Growth Fund: The Fund may not issue senior securities as defined in the 1940 Act, except that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes and then only from a bank in an amount not to exceed 33-1/3% of the market value of its assets.

Roanoke Small-Cap Growth Fund: The Fund may not issue senior securities as defined in the 1940 Act, except that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes and then only from a bank in an amount not to exceed 33-1/3% of the market value of its assets, or from other persons in an amount not to exceed 5% of the market value of the assets.

Comparison: The policy of the Roanoke Small-Cap Growth Fund less restrictive because it makes an exception for borrowing for non-emergency purposes. The Roanoke Small-Cap Growth Fund may borrow from a person other than a bank for non-emergency purposes in an amount up to 5% of the market value of its assets.

3. Underwriting.

Hallmark Small-Cap Growth Fund: The Fund may not act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

Roanoke Small-Cap Growth Fund: The Fund may not act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

Comparison: The Funds have adopted identical fundamental policies regarding underwriting.

4. Concentration

Hallmark Small-Cap Growth Fund: The Fund may not invest 25% or more of the value of its total assets in the securities of issuers in any particular industry; except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations.

Roanoke Small-Cap Growth Fund: The Fund may not invest 25% or more of the value of its total assets in the securities of issuers in any particular industry; except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations.

Comparison: The Funds have adopted identical fundamental policies regarding concentration.

5. Real Estate and Commodities.

Hallmark Small-Cap Growth Fund: The Fund may not purchase, sell or otherwise invest in real estate or commodities or commodity contracts except the Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts;

Roanoke Small-Cap Growth Fund: The Fund may not purchase, sell or otherwise invest in real estate or commodities or commodity contracts except the Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts;

Comparison: The Funds have adopted identical fundamental policies regarding investments in real estate and commodities.

6. Loans

Hallmark Small-Cap Growth Fund: The Fund has not adopted a fundamental policy regarding loans.

Roanoke Small-Cap Growth Fund: The Fund may not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Comparison: The fundamental policy of the Roanoke Small-Cap Growth Fund is more flexible and permits a wider ranges of investments.  However, these investment techniques also carry risks, such as the risk that a counterparty may default on its obligations to the Fund.  The Investment Company Act of 1940 and the Securities and Exchange Commission regulate the manner and extent to which a fund may lend portfolio securities, invest in repurchase agreement or buy non-publicly offered securities.

7. Margin

Hallmark Small-Cap Growth Fund: The Fund may not purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

Roanoke Small-Cap Growth Fund: The Fund may not purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

Comparison: The Funds have adopted identical fundamental policies regarding the purchase of securities on margin.

Additional Policies.

The Funds have adopted the following additional policies, which are non-fundamental.

1.

1. Both Funds reserve the right to purchase and write interest rate futures contracts and put and call options on interest rate futures contracts. The Funds do not intend to use these techniques for the foreseeable future and shareholders will be given notice should a Fund determine that they will be used.

2.

2. The Hallmark Small-Cap Growth Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.  The Roanoke Small-Cap Growth Fund has not adopted a similar policy, although it may invest 100% of its assets in another investment company for temporary defensive purposes.

3.

3. As a matter of operating policy with respect to investing for control of portfolio companies, the Hallmark Small-Cap Growth Fund may not invest for the purpose of exercising control. While the Fund has no current intention of investing in companies for the purposes of obtaining or exercising control, the Fund may do so upon the approval of the Board of Trustees.  The Roanoke Small-Cap Growth Fund has not adopted a similar policy.

The Funds’ Purchase, Exchange and Redemption Procedures

The Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund have similar purchase, exchange and redemption procedures.  These common procedures, as well as other features related to investing in the Funds, are summarized below.  A more complete description can be found in the Funds’ prospectuses.

Share Classes

Each Fund offers two classes of shares: Class R and Class I.  At the time of the Reorganization, Class R shareholders of the Hallmark Small-Cap Growth Fund will receive Class R shares of the Roanoke Small-Cap Growth Fund, and Class I shareholders of the Hallmark Small-Cap Growth Fund will receive Class I shares of the Roanoke Small-Cap Growth Fund.

The Funds have identical policies regarding minimum initial investments and minimum subsequent investments.   For Class R shares, the minimum initial investment to open an account in either Fund is $1,000 for regular accounts and $250 for retirement plans (e.g., tax-deferred retirement programs, IRAs, etc.). The minimum subsequent investment for Class R shares is $100.  For Class I shares, the minimum initial investment for either Fund is $250,000 and the minimum subsequent investment is $10,000.  Neither Fund requires a minimum investment when buying shares by reinvesting dividends and distributions from the Fund.  Both Funds reserve the right to waive or reduce the investment minimums under certain circumstances.  Both Funds may change the investment minimums at any time.

Shares of both Funds may be purchased directly from the Distributor or through investment representatives.  Investment representatives may charge fees or require higher minimum investments.

Pricing Fund Shares

Shares of the Funds are sold at net asset value (“NAV”).  The NAV of the Funds is determined at

4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding.  The NYSE is closed on weekends and most national holidays.  The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily.  The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, each Fund's securities are valued each day at the last quoted sales price on the securities’ principal exchange.  Because the Funds invest in smaller, unseasoned companies (those with less than a three-year operating history) and recently-formed public companies that may not have established products, experienced management or an earnings history, market quotations may not be available for certain securities in the Funds' portfolios.  If market quotations are not readily available, securities are valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board.  Each Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.

Purchase Procedures

Each Fund prices purchases at the next NAV calculated after an order is received by the Fund. Purchase orders received by the Distributor, or your investment representative, by the close of the regular session of trading on the NYSE, are processed at that day’s NAV.  Purchase orders received by the Distributor, or your investment representative, after the close of the regular session of trading on the Exchange are processed at the next determined NAV on the following business day. Each Fund facilitates investment by mail (regular and overnight service) and wire transfers.  The Roanoke Small-Cap Growth Fund also permits shareholders to purchase shares through its Website.

Automatic Investment Plans.  Shareholders may make automatic purchases of Class R shares of the Hallmark Small-Cap Growth Fund by having a fixed dollar amount ($25 minimum) transferred into their account on a regular basis from a checking, NOW, or bank money market deposit account or from a

U.S. government distribution such as social security, a federal salary, certain veterans’ benefits, or other regular payments from the federal government.  A shareholder also may purchase Class R shares of the Hallmark Small-Cap Growth Fund automatically by arranging for all or a specified amount of the shareholder's salary to be deposited directly into your Hallmark account.

The Roanoke Small-Cap Growth Fund allows shareholders to participate in the Fund’s Automatic Investment Plan. The Plan automatically transfers money from an investor's bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  Shareholders may elect to make subsequent investments by transfers of a minimum of $25.

Right to Reject Investments.  Finally, both Funds reserve the right, in their sole discretion, to reject any application to purchase shares.

Sales Charges, Redemption Fees and Distribution Fees

Class R and Class I shares of both the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund are sold at NAV without the imposition of a sales charge.  However, Class R shares of both Funds may assess a 12b-1 fee to compensate dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares.  For more information, please see Distribution Arrangements below.

Exchange Privileges

Neither the Hallmark Small-Cap Growth Fund nor the Roanoke Small-Cap Growth Fund currently offer exchange privileges.

Redemption Procedures

Shareholders may sell some or all of their shares of the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund at any time.  Each Fund permits redemptions by phone, mail (regular and overnight service), wire transfer, through investment representatives and pursuant to a systematic withdrawal plan.  The Roanoke Small-Cap Growth Fund also permits shareholders to redeem shares through its Website. The sale price will be the NAV determined after the sell order is received by a Fund, its transfer agent, or the investor's investment representative.  Normally, shareholders will receive proceeds of the sale within a week after the request is received.  Both Funds may delay payment under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Service Fee.  The Hallmark Small-Cap Growth Fund imposes a service fee of $2 on Class R redemption checks for less than $100 and a $100 service fee on Class I redemption checks of less than $100,000. The Hallmark Small-Cap Growth Fund also assesses a $10 service fee for Class R wire redemptions of less than $10,000 and a $100 service fee for Class I wire redemptions of less than $100,000. Service fees may be reduced or waived under certain conditions and increased upon 60 days’ notice to shareholders.  The Roanoke Small-Cap Growth Fund does not assess a Service Fee on small redemptions.

Verifying Telephone Redemptions. The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders.  All telephone calls are recorded for your protection and you will be asked for information to verify your identity.  Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.  If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemption in Kind. Both Funds reserve the right to make payment in securities rather than cash. This is known as “redemption in kind.”  Redemption in kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, if the request is greater than $250,000 or 1% of the Fund’s assets).  The securities will be chosen by the Fund and will be valued at the Fund’s NAV.  A shareholder may incur transaction expenses in converting these securities to cash.

Minimum Balance Requirements. Because of the expenses of maintaining shareholder accounts, the Hallmark Small-Cap Growth Fund may, after 30 days notice, charge a monthly low balance fee (currently $15) or may redeem shares and close the account if a shareholder's Class R share account, other than an Individual Retirement Account (IRA), has an average monthly account balance of less than $1,000 and there has been no shareholder activity in the account for the past 12 months.  The Hallmark Small-Cap Growth Fund will not charge a fee or close an account if the decline in balance is due to a decrease in share price.

The Roanoke Small-Cap Growth Fund will, after 30 days’ notice, close an account, other than an Individual Retirement Account (IRA), if the account has an average monthly account balance of less than $1,000 and there has been no shareholder activity in the account for the past 12 months.  The Roanoke Small-Cap Growth Fund will not close an account if the decline in balance is due to a decrease in share price.

Systematic Withdrawals. The Hallmark Small-Cap Growth Fund allows a shareholder to regularly transfer a fixed amount ($25 minimum), from the redemption of Class R shares, directly into the shareholder's bank account. A $5,000 minimum balance requirement and certain other restrictions apply.

The Roanoke Small-Cap Growth Fund permits shareholders with a current account value of at least $10,000 to adopt a Systematic Withdrawal Plan, which provides for monthly, quarterly or other periodic checks for any designated amount of $100 or more.

Early Redemption Fees. Each Fund may charge a 2.00% redemption fee on the proceeds (calculated at market value) of a redemption of a Fund’s shares made within 15 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.  The redemption fee is imposed to the extent that the number of Fund shares redeemed within 15 days exceeds the number of Fund shares that have been held for more than 15 days.  The redemption fee will not apply in the following circumstances:

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            •

            Redemptions resulting from death or disability

.

•

Redemptions through an automatic transfer plan

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•

Redemptions of shares purchased through an automatic investment plan

.

•

Redemptions of shares acquired through dividend reinvestment and

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•

Redemptions of shares held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended.

For redemptions of Hallmark Small-Cap Growth Fund shares acquired by exchange, the holding period for the shares exchanged will not be tacked on to the holding period for Fund shares acquired in determining whether to apply the redemption fee.

Distribution Arrangements

The Trust and Northern Lights each have adopted a Distribution and Shareholder Services Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class R shares.  Under the Plan, each Fund is authorized to pay its distributor, on an annual basis, up to 0.25% of the average daily net asset value of Class R shares (the “12b-1 Fee”).  The 12b-1 Fee is used by the distributor to compensate dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund’s shares and/or for providing shareholder services.  The 12b-1 Fee is paid from Fund assets on an ongoing basis, and will increase the cost of a shareholder's investment.

Frequent Trading Policy

Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders.  The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities.  Accordingly, each Fund may reject any purchase or exchange that it believes to be short-term, excessive or disruptive to that Fund. Each Fund also may limit or terminate the right to make purchases of any shareholder making excessive or short-term purchases, sales or exchanges. In addition, the Board of Trustees of each Fund has adopted a redemption fee of 2.00% for redemptions or exchanges of shares within 15 days of purchase. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders.

Dividend Policies

Each Fund intends to distribute substantially all of its net investment income at least annually and net capital gain annually, typically in December.  The distributions are  reinvested in shares of the Funds unless the shareholder elects to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions received from the Funds normally will be taxable to the shareholder when made, regardless of whether the dividends or capital gain distributions are reinvested or received in cash.  Certain dividends or distributions declared in October, November, or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Funds will inform shareholders of the amount and type of their distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

PRINCIPAL RISKS

Because both the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund have identical investment objectives and substantially similar principal investment strategies, and are managed by the same portfolio managers, they are subject to substantially identical risks, including the possible loss of the principal amount invested.  The primary risks of an investment in each Fund are discussed below.

Market Risk.  Each Fund's share price changes daily based on changes in market conditions that affect the value of the Fund’s portfolio.  A stock market in which the Funds invest may go down in value in response to economic, political or financial developments.  While stocks have historically been a leading choice of long-term investors, a stock market may go down quickly and unpredictably.

Issuer-Specific Risks.  The price of an individual security or a particular type of security can fluctuate differently than, or to a greater extent than, the market as a whole.  An individual issuer’s securities can fall, with little or no warning, based upon such things as a worse than expected earnings report, the loss of key management personnel, negative news about the development of a product or legal proceeding. There is also a risk that the price of a security may never reach the level that the Funds believe is representative of its full value.

Small-Cap Company Risks.  The Funds invest in small capitalization companies. Investment in small-cap companies may involve greater risk than investments in larger, more established companies due to the greater business risks of small-sized companies, limited markets and financial resources, or lack of publicly available information about the company. Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and therefore, their securities may be more volatile than the securities of larger, more established companies.  Small-cap company shares may be bought and sold less often, and in smaller amounts, than larger company shares.  Because of this, if a Fund wants to sell a large quantity of a small-cap company’s shares, it may have to sell at a lower price than the Fund believes is reflective of the value of the shares, or it may have to sell in smaller than desired quantities over a period of time.  The Funds try to minimize this risk by investing in small-cap securities that trade more frequently. Since the securities of smaller companies may be less liquid than the securities of larger companies, shares of smaller companies may be more sensitive to changing market conditions than those of larger companies.

Non-Diversification.  The Funds are permitted to have all of their assets invested in a limited number of companies.  As a result, the rise or fall in the stock price of a single company may have a greater impact on the value of a Fund's portfolio than it would if the Fund was diversified.

Suitability. Different investors have different investment goals.  Since investments in equity securities may involve greater risks than other types of investments, an investment in the Funds is more appropriate for investors with long-term goals.  The Funds are not intended to be a balanced investment program. Rather, they are intended to provide professional asset management and a convenient way to gain exposure to the equity markets as part of a diversified portfolio.

Temporary Defensive Strategy Risk. To respond to adverse market, economic, political or other conditions, the Funds may invest 100% of their total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  While a Fund is in a defensive position, the opportunity to achieve their investment objectives will be limited.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro- rata portion of such money market funds’ advisory fees and operational fees.  The Funds may also invest a substantial portion of their assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.  If a Fund temporarily holds assets in cash or cash equivalents, it may not achieve its investment objectives.

Portfolio Turnover Risk. The Funds may choose to sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, redeploy assets into more promising opportunities or in response to changes in a company’s fundamentals.  Each Fund may also sell securities if a company’s valuation reaches a level with which the Fund is no longer comfortable.  Each Fund may trade its investments frequently in trying to achieve its investment goal, resulting in a high portfolio turnover rate. If a Fund trades its investments frequently in trying to achieve its investment goal, the resulting high portfolio turnover rate may lead to unfavorable tax consequences, such as more frequent distributions attributable to long-term and short-term capital gains, which could raise the tax liability of shareholders, and in greater transaction costs, which are paid directly by the Fund.

Foreign Investing Risk. Although not a principal investment strategy for either Fund, both of the Funds may invest in foreign securities.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular.  Owning foreign securities could cause a Fund’s performance to fluctuate more than if it held only U.S. securities.

FUND MANAGEMENT

Hallmark Small-Cap Growth Fund

The Investment Adviser

Reserve Management Company, Inc. ("Reserve"), 1250 Broadway, New York, New York 10001, serves as the investment adviser of the Hallmark Small-Cap Growth Fund.  Reserve has provided management and investment advisory services to the investment companies in the Reserve’s family of funds since November 15, 1971.

Reserve manages the investment portfolio of the Hallmark Small-Cap Growth Fund, subject to policies adopted by the Trustees, under an Investment Management Agreement with Hallmark Equity Series Trust. The Investment Management Agreement provides that the Adviser will furnish continuous investment advisory and other management and administrative services, including transfer agent services, to the Funds.  For its services, the Adviser receives a comprehensive management fee from the Hallmark Small-Cap Growth Fund at the following annual rates:

Class R 1.30% Class I 1.00%

*. The Hallmark Small-Cap Growth Fund pays a “Comprehensive Management Fee” that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), recordkeeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The difference in management fee structure between the Class R and Class I shares is attributable to the differences in administrative expenses between the two classes, including transfer agency, recordkeeping and accounting expenses. The investment advisory component of the comprehensive management fee is the same for both classes of shares.

The Sub-Adviser

Reserve and the Trust have obtained an exemptive order from the SEC permitting the Board of Trustees, on behalf of a Fund, to hire or terminate additional or replacement sub-advisers and to modify any existing or future sub-advisory agreement without shareholder approval. The fees paid to each sub-adviser, as discussed below, are paid out of the Comprehensive Management Fee paid to Reserve and are not additional expenses of the Hallmark Small-Cap Growth Fund.

Reserve and the Trust have retained RAMC as the sub-adviser of the Hallmark Small-Cap Growth Fund. Subject to the oversight by Reserve, RAMC is responsible for the day-to-day investment decisions of the Hallmark Small-Cap Growth Fund.  RAMC is a registered investment adviser. The Statement of Additional Information contains additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities of the Hallmark Small-Cap Growth Fund.

RAMC, 529 Fifth Avenue, New York, NY 10017, was formed in 1978 and as of March 31, 2006 managed approximately $244 million for high net worth individuals, foundations, endowments, corporations and municipalities, and each of its portfolio managers has over twenty-five years’ experience in using the investment policies discussed herein.  For services rendered by RAMC with regard to Hallmark Small-Cap Growth Fund, Reserve pays RAMC a quarterly fee equal to 0.25% of the average daily net assets of the Fund during that calendar quarter.

A discussion regarding the basis for the Board of Trustees approving investment advisory contracts with Reserve and RAMC is available in the Funds’ Semi-Annual Report for the six-month period ending September 30, 2006.

The Portfolio Managers

Edwin G. Vroom and Adele S. Weisman serve as the Hallmark Small-Cap Growth Fund’s portfolio managers.  Mr. Vroom and Ms. Weisman have worked together for over twenty five years and joined the firm in 1978 and 1981, respectively.  The portfolio managers are responsible for the day-to-day investment decisions of the Hallmark Small-Cap Growth Fund.

The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of March 31, 2007:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($millions)	Other Accounts	Assets Managed ($millions)	Total Assets Managed ($millions)
Edwin Vroom	0	n/a	1	$10.6	362	$233.7	$242.3
Adele Weisman	0	n/a	1	$10.6	362	$233.7	$242.3

Mr. Vroom and Ms. Weisman do not receive performance-based fees for any of these other accounts. RAMC is a Subchapter S corporation.  Mr. Vroom and Ms. Weisman each own 30% of the firm.  An investor group, with no role in the management of the firm, owns the remaining 40%. All profits after expenses are distributed to the owners in accordance with their ownership percentages.

Additionally, Mr. Vroom and Ms. Weisman each receive a fixed compensation for their services on all accounts managed which is not tied to performance or the value of any account’s assets. They also participate in all other employment benefits offered to employees of RAMC.

The dollar range of equity securities beneficially owned by the Fund's portfolio managers in the Hallmark Small-Cap Growth Fund as of March 31, 2007 is as follows:

Dollar Range of Equity Securities Beneficially
Portfolio Manager	Fund	Owned
Edwin Vroom	Hallmark Small-Cap	$1 - $10,000
Growth Fund
Adele Weisman	Hallmark Small-Cap	$1 - $10,000
Growth Fund

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio manager’s ownership of securities of the Funds they manage is available in the Fund’s Statement of Additional Information dated July 28, 2006.

Roanoke Small-Cap Growth Fund

The Investment Adviser

If the Reorganization is approved, RAMC will continue to be responsible for the day-to-day investment management of the Roanoke Small-Cap Growth Fund, and Mr. Vroom and Ms. Weisman will continue to serve as the Roanoke Small-Cap Growth Fund’s portfolio managers.  Pursuant to an Investment Advisory Agreement between Northern Trust, on behalf of the Roanoke Small-Cap Growth Fund, and RAMC, RAMC furnishes continuous investment advisory and other management and administrative services to the Roanoke Small-Cap Growth Fund.

For its services, RAMC will receive a management fee from the Roanoke Small-Cap Growth Fund at the following annual rates:

Class I 1.00%

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s semi-annual shareholder report dated September 30, 2007.

The Portfolio Managers

Edwin G. Vroom and Adele S. Weisman will serve as the portfolio managers for the Roanoke Small-Cap Growth Fund.  Mr. Vroom's and Ms. Weisman's experience and compensation are discussed above, as is their management of other accounts.  After the Reorganization, it is anticipated that Mr.

Vroom and Ms. Weisman will beneficially own the following dollar range of shares of the Roanoke Small-Cap Growth Fund:

Dollar Range of Equity Securities Beneficially
Portfolio Manager	Fund	Owned
Edwin Vroom	Roanoke Small-Cap	$1 - $10,000
Growth Fund
Adele Weisman	Roanoke Small-Cap	$1 - $10,000
Growth Fund

Additional information about the portfolio managers’ compensation arrangements, other accounts managed by the portfolio managers, as applicable, and the portfolio manager’s ownership of securities of the Funds they manage is available in the Fund’s Statement of Additional Information dated May 16, 2007.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the form of Reorganization Agreement found in Exhibit A.

The Reorganization Agreement provides that all of the assets and liabilities of the Hallmark Small-Cap Growth Fund will be transferred to the Roanoke Small-Cap Growth Fund at the Effective Time of the Reorganization (i.e., 8:00 a.m. ET on or about July 31, 2007).  In exchange for this transfer of these assets and liabilities, the Roanoke Small-Cap Growth Fund will simultaneously issue shares to the Hallmark Small-Cap Growth Fund in an amount equal in value to the net asset value of the Hallmark Small-Cap Growth Fund’s shares.

Following the transfer of its assets and liabilities in exchange for Roanoke Small-Cap Growth Fund shares, the Hallmark Small-Cap Growth Fund will distribute, in complete liquidation pro rata to its shareholders of record, all the shares of the Roanoke Small-Cap Growth Fund so received.  Shareholders of the Hallmark Small-Cap Growth Fund owning shares at the Effective Time of the Reorganization will receive shares of the Roanoke Small-Cap Growth Fund with the same aggregate value as the shareholder had in the Hallmark Small-Cap Growth Fund immediately before the Reorganization.  Such distribution will be accomplished by the establishment of accounts in the names of the shareholders of the Hallmark Small-Cap Growth Fund on the share records of the Roanoke Small-Cap Growth Fund’s transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Roanoke Small-Cap Growth Fund due to the shareholders of the Hallmark Small-Cap Growth Fund.

The Roanoke Small-Cap Growth Fund does not issue share certificates to shareholders.  Shares of the Roanoke Small-Cap Growth Fund to be issued will have no preemptive or conversion rights.  No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Hallmark Small-Cap Growth Fund’s shareholders.

Shareholders owning Class R of the Hallmark Small-Cap Growth Fund prior to the Reorganization will receive Class R shares of the Roanoke Small Cap-Growth Fund.  Class I shareholders of the Hallmark Small-Cap Growth Fund will receive Class I shares of the Roanoke Small Cap-Growth Fund.

The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties.  The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Reorganization Agreement by the Hallmark Small-Cap Growth Fund shareholders; and

(ii) the receipt by the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund of a tax opinion to the effect that, for federal income tax purposes, the Reorganization will be tax-free to the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund and their shareholders. The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Effective Time of the Reorganization, the Board of Trustees of the Trust determines that the consummation of the transactions contemplated by the Reorganization Agreement is not in the best interest of the Funds’ shareholders.

Costs of Reorganization

RAMC or an affiliate thereof will bear and pay all expenses of the Funds that are related to the Reorganization.  Such reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; and (d) solicitation costs of the transaction.  In addition, RAMC has agreed to pay certain Fund operational expenses through the date of the Reorganization.

Federal Income Taxes

The combination of the Hallmark Small-Cap Growth Fund into the Roanoke Small-Cap Growth Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  If so, neither the Hallmark Small-Cap Growth Fund nor its shareholders will recognize gain or loss as a result of the Reorganization.  The aggregate tax basis of the Roanoke Small-Cap Growth Fund shares received will be the same as the aggregate tax basis of the Hallmark Small-Cap Growth Fund shares exchanged, and the holding period of the Roanoke Small-Cap Growth Fund shares received will include the holding period of the Hallmark Small-Cap Growth Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization.  As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to that effect.  No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested.  The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.  Nevertheless, the sale of securities by the Hallmark Small-Cap Growth Fund or the Roanoke Small-Cap Growth Fund in the ordinary course of business may result in capital gains or losses to shareholders when distributed. Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Capitalization

The following table sets forth as of March 31, 2007: (i) the unaudited capitalization of each of the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund, and (ii) the unaudited pro forma combined capitalization of the Funds assuming the Reorganization has been approved.  If the Reorganization is consummated, the capitalizations are likely to be different on July 31, 2007 as a result of daily share purchase and redemption activity in the Funds and changes in NAV.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Hallmark Small-Cap Growth Fund – Class R	$2,600,100	$40.30	635,208.809
Roanoke Small-Cap Growth Fund – Class R	$ 0	-	0
Adjustment	-	-	-
Pro Forma Roanoke Small-Cap Growth Fund – Class R	$2,600,100	$40.30	635,208.809

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Hallmark Small-Cap Growth Fund – Class I	$15,004,098	$25.50	586,532.109
Roanoke Small-Cap Growth Fund – Class I	$ 0	-	$ 0
Adjustment	-	-	-
Pro Forma Roanoke Small-Cap Growth Fund – Class I	$15,004,098	$25.50	586,532.109

REASONS FOR THE REORGANIZATION

At a meeting held on May 4, 2007, the Board of Trustees of the Trust unanimously voted that the proposed Reorganization would be in the best interests of the Hallmark Small-Cap Growth Fund and its shareholders and that the interests of the shareholders would not be diluted.  At this meeting, representatives of the Advisor provided, and the Board of Trustees reviewed, detailed information about the proposed Reorganization.  The representatives provided information to the Board of Trustees concerning: (a) the specific terms of the Reorganization, including information regarding comparative expense ratios; (b) the proposed plans for ongoing management, distribution and operation of the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund; and (c) the impact of the Reorganization on the Hallmark Small-Cap Growth Fund and its shareholders.

Before approving the Reorganization, the Board of Trustees examined all factors that it considered relevant, including information regarding comparative expense ratios.  In connection with its deliberations, the Board of Trustees inquired into a number of matters and evaluated the above-referenced information and considered, among other things:

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            The terms and conditions of the Reorganization;

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The similarities between the investment objective, strategies, and restrictions of the Hallmark Small-Cap Growth Fund and the investment objective, strategies, and restrictions of the Roanoke Small-Cap Growth Fund;

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The fact that the Roanoke Small-Cap Growth Fund has an expense limitation agreement in place through July 31, 2010, which ensures that current expense ratio borne by shareholders will not change as a result of the Reorganization;

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The commitment of RAMC to retain the Expense Limitation Agreement currently in effect;

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The potential tax consequences of the Reorganization and the anticipated tax-free nature of the Reorganization for federal income tax purposes;

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The fact that the interests of the shareholders of each Hallmark Small-Cap Growth Fund will not be diluted as a result of the Reorganization because each shareholder will receive shares of the Roanoke Small-Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Hallmark Small-Cap Growth Fund held by the shareholder

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The agreement of the RAMC to bear all the expense of the Reorganization;

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The continuity of service resulting from the retention of RAMC, the current sub-adviser to the Hallmark Small-Cap Growth Fund as the adviser to the Roanoke Small-Cap Growth Fund; and

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The selection of Gemini Fund Services, LLC as the fund accounting agent, transfer agent and administrator for the Roanoke Small-Cap Growth Fund

The Board of Trustees determined that the Reorganization is in the best interests of the Hallmark Small-Cap Growth Fund’s shareholders.  On the basis of the information provided to the Board of Trustees and its evaluation of that information, the Board recommends that the shareholders of the Hallmark Small-Cap Growth Fund approve the Reorganization.

SHAREHOLDER RIGHTS

General Shareholder Rights

General

Both the Hallmark Equity Series Trust (the “Trust” hereafter) and the Northern Lights Fund Trust (“Northern Lights” hereafter) are open-end management investment companies registered with the SEC under the 1940 Act. Both Trusts were organized as Delaware business trusts and are governed by their respective Declarations of Trust, Bylaws, Board of Trustees and by applicable Delaware and federal law. The Trust was organized on April 22, 1993; Northern Lights on January 19, 2005.  The Trust currently consists of one series, the Hallmark Small-Cap Growth Fund.  Northern Lights currently consists of ten active series, including Roanoke Small-Cap Growth Fund.

Shares

Both trusts are authorized to issue an unlimited number of shares of beneficial interest, without par value, of one or more series.  Both Declarations of Trust authorize the respective Board of Trustees to divide or combine the shares into a greater or lesser number without thereby changing the proportionate beneficial interest in the Trust.

Shares of both Trusts have no subscription or preemptive rights. When issued for payment as described in the prospectus and Statement of Additional Information of each Fund, all shares are fully paid and non-assessable.  In the event of a termination or dissolution of either Trust, after making reasonable provision to pay all claims and obligations of each series, the Trustees shall distribute to shareholders of the applicable Trust any remaining assets or proceeds, ratably among the holders of shares of that series.

Voting Requirements

Under each Declaration of Trust, each whole share of beneficial interest of any series is entitled to one vote, and each fractional share is entitled to a proportionate vote.

Neither Trust allows cumulative voting.  In addition, shareholders of either Trust vote separately, by fund, except in matters 1) when a vote of all series of the Trust in the aggregate is required by the 1940 Act; and 2) when the Trustees have determined that a matter affects the interests of more than one fund or class. Except when a larger quorum is required by applicable law or the applicable governing documents, for each Trust, one third of the shares present in person or represented by proxy and entitled to vote at a shareholders' meeting shall constitute a quorum at such meeting.

Shareholder Meetings

Neither Trust on behalf of each series is required to hold annual meetings of shareholders. However, a meeting of shareholders of Northern Lights or its series may be called at any time by the Board of Trustees, Chairman of the Board or the President of the Trust for any lawful purpose and must be called upon the written request of shareholders owning at least one third of the outstanding shares entitled to vote. By contrast, a meeting of shareholders of Hallmark may be called by the Trustees and must be called by the Trustees upon the written request of shareholders owing at least one-tenth of the outstanding shares entitled to vote.

Election and Term of Trustees

The affairs of both Trusts are supervised and managed by the Trustees under the laws governing business trusts in the State of Delaware.  When a quorum is present at a meeting, a majority of the shares present in person or by proxy is sufficient to act on a matter for both Trusts and a plurality is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).  For Hallmark, a Trustee may be removed at any time by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal or at any shareholders’ meeting by a vote of at least two-thirds of the outstanding shares.  By contrast, for Northern Lights, the Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may remove any Trustee with or without cause and the shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder. Trustees for both Trusts hold office until their successors are duly elected and qualified or until their death, removal or resignation.  In addition, a Trustee for Northern Lights serves office until he or she is declared bankrupt or incompetent by a court of appropriate jurisdiction.   Hallmark Trustees shall retire upon attaining the age of 75, unless extended by a vote of the non-interested Trustees, and may be retired by written action of a majority of the other Trustees if the Trustee has become physically or mentally incapacitated or otherwise unable to serve.

Shareholder Liability

Under the general corporations law of the State of Delaware, shareholders of a business trust are entitled to limited personal liability. The Declaration of Trust of both Trusts disclaim shareholders’ personal liability for acts or obligations of any series except in situations where such personal liability has been specifically provided in the governing documents or personally agreed to by the shareholders.  The Declaration of Trust of both Trusts provide for indemnification out of the series’ property for all losses and expenses of any shareholder in case such shareholder shall be held to be personally liable solely by reason of his/her being or having been a shareholder of either Trust or any series and not because of his/her acts or omission or for some other reason.

Liability of Trustees

Each Declaration of Trust provides in substance that an officer or Trustee shall be personally liable to the Trustee and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, and shall not be liable for errors in judgment or mistakes of fact or law.  Both Declarations of Trust provide that present and former Trustees or officers are generally entitled to indemnification against liabilities and expenses with respect to claims related to their position with the Trust unless, in the case of any liability to the Trusts or their shareholders, such Trustee or officer is liable by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of both Hallmark and Northern Lights, their Bylaws and Delaware law and is not a complete description of those documents or law.  Shareholders should refer to the provisions of such Declaration of Trust, Bylaws and Delaware law directly for more complete information.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.  This summary is not applicable to the tax consequences of the Reorganization. The tax-free nature of the Reorganization is discussed above under INFORMATION RELATING TO THE REORGANIZATION – Federal Income Taxes.

The Hallmark Small-Cap Growth Fund has qualified to be treated as a regulated investment company under the Code and the Roanoke Small-Cap Growth Fund will qualify to be treated as a regulated investment company under the Code for the taxable year in which the Reorganization occurs and intends to continue to meet all the requirements for that qualification.  To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code.  While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to the shareholders, it is expected that the Funds will not be required to pay any federal income taxes on the amounts distributed to shareholders.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.  The dividends and distributions that shareholders receive may be subject to federal, state and local taxation, depending upon your tax situation.  Distributions received from a Fund may be taxable whether or not shareholders reinvest them.

Income and short-term capital gains that are distributed to shareholders are taxable as ordinary income for federal income tax purposes regardless of how long a shareholder has held Fund shares. Effective for taxable years ending through December 31, 2010, to the extent that underlying income of a Fund consists of qualified dividend income, income distributions by the Fund may be subject to a maximum federal income tax rate of 15% for individuals.  Further, to the extent designated by a Fund, a portion of a distribution (other than a long-term capital gain distribution) received by a Fund shareholder that is a corporation may qualify for the corporate dividends received deduction.  Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.  The maximum individual tax rate on net long-term capital gains currently is 15%.

Each sale or exchange of Fund shares may be a taxable event.  For tax purposes, an exchange of shares of one Fund for shares of another Fund is treated the same as a sale.  You will receive an annual statement outlining the tax status of your distributions.  You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received. Shareholders should consult their tax advisor regarding the rules governing their own retirement plan.

INFORMATION ABOUT THE HALLMARK SMALL-CAP GROWTH FUND AND THE ROANOKE SMALL-CAP GROWTH FUND

Information concerning the operation and management of the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund is included in each Fund's prospectus.  Additional information about the Hallmark Small-Cap Growth Fund and the Roanoke Small-Cap Growth Fund is included in each Fund's Statement of Additional Information.  A prospectus and Statement of Additional Information for the Hallmark Small-Cap Growth Fund is available upon request and without charge by calling 1-888-823-2867.  A prospectus and Statement of Additional Information for the Roanoke Small-Cap Growth Fund is available upon request and without charge by calling 1-877-824-3406.

The Trust is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, files reports and other information, including proxy materials and charter documents, with the SEC.  Reports, proxy statements, registration statements and other information filed by the Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Room 4-300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.  Copies of such materials also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy Statement/Prospectus concerning the Trust and Northern Lights was provided by Gemini Fund Services, LLC, Roanoke Asset Management Corp. and Reserve Management Company, Inc., each with respect to the investment company for which they provide services.

Interest of Certain Persons in the Transactions. RAMC may be deemed to have an interest in the Reorganization. If the Reorganization is approved by shareholders, RAMC will continue to manage the Roanoke Small-Cap Growth Fund and will continue to receive fees for such services.

Financial Statements.  The financial statements of the Trust relating to the Hallmark Small-Cap Growth Fund contained in the Annual Report to shareholders for the fiscal year ended March 31, 2007 and 2006, have been audited by KPMG LLP, their independent registered public accountant.  The information for the fiscal years ended May 31, 2002, 2003, and 2004 and the period ended March 31, 2005 was audited by another firm.  The Trust will furnish, without charge, a copy of the Annual Report and the Semi-Report upon request. Requests should be made by calling toll-free 1-888-823-2867 or by visiting www.hallmark funds.com.  The Annual Reports for the Trust also are available on the SEC's website at www.sec.gov. The Roanoke Small-Cap Growth Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

The Financial Highlights relating to the Hallmark Small-Cap Growth Fund contained in the Annual Report for the fiscal year ended March 31, 2007 are attached as Exhibit C.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.

VOTING MATTERS

General Information

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust in connection with the Special Meeting to be held July 30, 2007 at

9:30 a.m., ET, at 1250 Broadway, New York, NY 10001-3701, and at any adjournments thereof.  This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Hallmark Small-Cap Growth Fund on or about June 18, 2007.  [It is expected that the solicitation of proxies will be primarily by mail, but beginning on or about July 15, 2007, proxy solicitations may also be made by telephone, or personal solicitations may be conducted by officers and employees of RAMC, its affiliates or other representatives of the Trust (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Computershare Fund Services, Inc., the Hallmark Small-Cap Growth Fund’s proxy solicitor.

The Board of Trustees of the Trust has fixed the close of business on June 15, 2007, as the record date (the “Record Date”) for determining the shareholders of the Hallmark Small-Cap Growth Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.

Voting Rights and Required Vote

Each shareholder of the Hallmark Small-Cap Growth Fund is entitled to one vote for each full share held and fractional votes for fractional shares. The holders of 50% of the outstanding shares of the Hallmark Small-Cap Growth Fund entitled to vote at the Special Meeting, present in person or by proxy, constitute a quorum.  Approval of the Reorganization requires the affirmative vote of a majority of the outstanding voting securities of the Hallmark Small-Cap Growth Fund.

If you wish to participate in the Special Meeting, you may submit the proxy card included with this Proxy Statement/Prospectus, vote by telephone, vote through the Internet, or attend in person. (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.  Instructions for telephone and Internet voting are set forth on the proxy card.)

If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.  Proxies that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.  It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Special Meeting.  Should other business properly be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, or by attending the Special Meeting in person and voting your shares.  Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.

Abstentions and “broker non-votes” (i.e. shares held by brokers or nominees, typically in “street name,” as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be treated as present for purposes of determining a quorum.  In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted against a proposal.  Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  In order to prevent this result, the Trust may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  The Trust also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

If shareholders of the Hallmark Small-Cap Growth Fund do not vote to approve the Reorganization, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders. If sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting, the persons named as proxies or any officer present entitled to preside or act as Secretary of such meeting, may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.  In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment will require an affirmative vote of a majority of those shares represented at the Special  Meeting, whether or not a quorum is present, in person or by proxy.  The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting.  Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present. The costs of any additional solicitation and of any adjourned session will be borne by RAMC.

A shareholder of the Hallmark Small-Cap Growth Fund who objects to the proposed Reorganization will not be entitled under either Delaware law or the Declaration of Trust of the Trust to demand payment for, or an appraisal of, his or her shares.  However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is consummated, shareholders will be free to redeem the shares of Roanoke Small-Cap Growth Fund that they receive in the transaction at their then-current net asset value. Shares of the Hallmark Small-Cap Growth Fund may be redeemed at any time prior to the consummation of the Reorganization.  Shareholders of the Hallmark Small-Cap Growth Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

The Trust does not hold annual shareholder meetings.  If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Proxy Statement/Prospectus so that they will be received by the Trust in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Trust whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement/Prospectus needed to supply copies to the beneficial owners of the respective shares.

Expenses

The costs of solicitation and the expenses incurred in connection with preparing this Proxy Statement/Prospectus and its enclosures (totaling approximately $30,000) will be paid by the RAMC whether or not shareholders approve the Reorganization.  The estimated cost of the additional proxy solicitation by Computershare Fund Services, Inc. is approximately $10,000.  Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

Record Date and Outstanding Shares

Only shareholders of record of the Hallmark Small-Cap Growth Fund at the close of business on Record Date are entitled to notice of and to vote at the Special Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote the following shares of the Hallmark Small-Cap Growth Fund:

Class	Number of Shares
Class R	488,893.699
Class I	314,212.914

The votes of the shareholders of the Roanoke Small-Cap Growth Fund are not being solicited, because their approval or consent is not necessary for the approval of the Reorganization. However, the vote required for approval of the proposal, including the treatment of abstentions and broker non-votes would be the same as for the Hallmark Small-Cap Growth Fund.  At the close of business on the Record Date there were outstanding the following shares of the Roanoke Small-Cap Growth Fund:

Class Number of Shares

Class R 0 Class I 0

Security Ownership of Certain Beneficial Owners and Management

As of the Record Date, Bruce R. Bent, Chairman and President of the Trust, beneficially owned the outstanding shares of the Hallmark Small-Cap Growth Fund indicated in the table below. The remaining officers and Trustees of the Trust, as a group, owned less than 1% of the Fund’s outstanding shares.

Hallmark Small-Cap Growth Fund

		Number of		Percentage Ownership of Combined
Name and Address	Fund/Class	Shares/Nature of Ownership	Percentage Ownership	Fund After Reorganization
PATTERSON & CO.	Class R	32,817.428	4% of Fund	4% of Fund
FBO: BRUCE R BENT			6.7% of Class R	6.7% of Class R
1525 WEST W T HARRIS BLVD,
NC-1151
CHARLOTTE NC 28262-1151

As of the Record Date, to the knowledge of the Trustees and management of the Trust and Northern Lights, other than as set forth below, no person owned beneficially or of record more than 5% of the outstanding shares of either the Hallmark Small-Cap Growth Fund or the Roanoke Small-Cap Growth Fund. Shareholders indicated below holding greater than 25% of a Fund are “controlling persons” under the 1940 Act. Controlling persons may have the ability to decide the outcome of a shareholder vote.

Hallmark Small-Cap Growth Fund OTHER BUSINESS

		Number of		Percentage Ownership of Combined
Name and Address	Fund/Class	Shares/Nature of Ownership	Percentage Ownership	Fund After Reorganization
CHARLES SCHWAB & CO. INC.	Class R Shares	170,675.507	21% of	21% of Fund
SPECIAL CUSTODY ACCOUNT			Fund	34.9% of Class
F/B/O CUSTOMER			34.9% of	R
101 MONTGOMERY ST.			Class R
ATTN MUTUAL FDS.
SAN FRANCISCO, CA. 94104
PATTERSON & CO.	Class R Shares	32,817.428	4% of Fund	4% of Fund
FBO: Customer			6.7% of	6.7% of
1525 WEST W T HARRIS BLVD,			Class R	Class R
NC-1151
CHARLOTTE NC 28262-1151
WELLS FARGO BANK NA	Class I	102,473.081	12.7% of	12.7% of Fund
FBO Customer			Fund	32.6% of
PO BOX 1533			32.6% of	Class I
MINNEAPOLIS, MN 55480			Class I

		Number of		Percentage Ownership of Combined
Name and Address	Fund/Class	Shares/Nature of Ownership	Percentage Ownership	Fund After Reorganization
CHARLES SCHWAB & CO. INC.	Class I	61,582.383	7.6% of	7.6% of Fund
SPECIAL CUSTODY ACCOUNT			Fund	19.5% of Class
F/B/O CUSTOMER			19.5% of
101 MONTGOMERY ST. ATTN MUTUAL			Class I
FDS.
SAN FRANCISCO, CA. 94104
COMMUNITY BANK, N.A. AS	Class I	33,614.316	4.2% of	4.2% of Fund
CUSTODIAN			Fund	10.6% of
FBO CLIENTS OF BENEFITS PLANS			10.6% of	Class I
ADMINISTRATORS			Class I
6 RHOADS DR. SUITE 7
UTICA NY 13502-6374

The Board of Trustees of the Trust knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Trust by calling 1-888-823-2867.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE, OR INTERNET.  INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

By Order of the Board of Trustees,

Arthur T. Bent III

Senior Vice President and Assistant Secretary

 Hallmark Equity Series Trust

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 11th day of June, 2007, by and between the Hallmark Small-Cap Growth Fund (the “Transferring Fund”), a series of the Hallmark Equity Series Trust (the “Hallmark Trust”) and the Roanoke Small-Cap Growth Fund (the “Acquiring Fund”), a series of Northern Lights Fund Trust (the “Northern Trust”).  The Hallmark Trust is a Delaware statutory trust, with its principal place of business at 1250 Broadway, 32nd Floor, New York, NY 10001. Northern Trust is a Delaware statutory trust, with its principal place of business at 450 Wireless Blvd., Hauppauge, NY 11788.

The reorganization will consist of (i) the transfer of all of the assets net of liabilities of the Transferring Fund in exchange solely for shares of beneficial interest, without par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Transferring Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Transferring Fund in liquidation of the Transferring Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, the Transferring Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Transferring Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Transferring Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of the Hallmark Trust, including a majority of the Independent Trustees, have determined that the transactions contemplated herein will be in the best interests of the Transferring Fund and have further determined that the interests of the existing shareholders of the Transferring Fund will not be diluted as a result of the transactions contemplated herein;

WHEREAS, the Trustees of the Northern Trust, including a majority of the Independent Trustees, have determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and have further determined that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the representations, warranties and agreements hereinafter set forth, the parties hereto agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TRANSFERRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF TRANSFERRING FUND LIABILITIES AND LIQUIDATION OF THE TRANSFERRING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Transferring Fund agrees to transfer all of the Transferring Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring Fund agrees in exchange for the Transferring Fund’s assets (i) to deliver to the Transferring Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Transferring Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED.  The assets of the Transferring Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Transferring Fund and any deferred or prepaid expenses shown as an asset on the books of the Transferring Fund on the Closing Date.

The Transferring Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Transferring Fund’s assets as of the date thereof.  The Transferring Fund hereby represents that as of the date of the execution of this Agreement there have been no material changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.  The Transferring Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Transferring Fund with a list of the securities, if any, on the Transferring Fund’s list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund’s investment objective, policies, and restrictions.  The Transferring Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments.  In the event that the Transferring Fund holds any investments that the Acquiring Fund may not hold, the Transferring Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Transferring Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Transferring Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid exceeding such limitations as of the Closing Date.  Notwithstanding the foregoing, nothing herein will require the Transferring Fund to dispose of any investments or securities if, in the reasonable judgment of the Transferring Fund, such disposition would violate the Transferring Fund’s fiduciary duty to its shareholders.

1.

1.3 LIABILITIES TO BE ASSUMED.  The Transferring Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume all of the Transferring Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

2.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), (a) the Transferring Fund will liquidate and distribute pro rata to the Transferring Fund’s shareholders of record, determined as of the close of business on the Valuation Date (the “Transferring Fund Shareholders”), the Acquiring Fund Shares received by the Transferring Fund pursuant to paragraph 1.1; and (b) the Transferring Fund will thereupon proceed to termination as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Transferring Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Transferring Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. Such liquidation and distribution shall be accomplished on a class equivalent basis, i.e., Class R shares of the Transferring Fund shall be exchanged for Class R (or similar type) shares of the Acquiring Fund, and Class I shares of the Transferring Fund shall be exchanged for Class I (or similar type) shares of the Acquiring Fund.  All issued and outstanding shares of the Transferring Fund will simultaneously be canceled on the books of the Transferring Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Shares of the Acquiring Fund will be issued in the manner described in the Proxy Statement/Prospectus on Form N-14 which will have been distributed to shareholders of the Transferring Fund as described in paragraph 4.1(o).

2.

1.6 TRANSFER TAXES.  Transferring Fund Shareholders shall pay any transfer taxes payable upon the issuance of Acquiring Fund Shares.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Transferring Fund shares on the books of the Transferring Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

3.

1.7 REPORTING RESPONSIBILITY.  Any regulatory reporting responsibility of the Transferring Fund is and shall remain the responsibility of the Transferring Fund up to and including the Closing Date and such later date on which the Transferring Fund is terminated.

4.

1.8 TERMINATION.  The Hallmark Trust shall take all necessary and appropriate steps under applicable law to make all distributions pursuant to paragraph 1.4 and terminate the Transferring Fund promptly following the Closing Date.

ARTICLE II

VALUATION

1.

            2.1 VALUATION OF ASSETS.  The value of the Transferring Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Hallmark Trust’s Declaration of Trust and the Transferring Fund’s then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

2.

2.2 VALUATION OF SHARES.  For purposes of the Reorganization, the net asset value per share of the Acquiring Fund Shares shall be equal to the Transferring Fund's net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date.

3.

2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Transferring Fund’s assets shall be equal to the number of full and fractional Acquiring Fund Shares issued and outstanding on the Valuation Date. Such issuance shall be accomplished on a class equivalent basis, i.e., Class R shares of the Transferring Fund shall be issued in exchange for Class R (or similar type) shares of the Acquiring Fund, and Class I shares of the Transferring Fund shall be issued in exchange for Class I (or similar type) shares of the Acquiring Fund.

4.

2.4 DETERMINATION OF VALUE.  All computations of value shall be made by Reserve Management Company, Inc., the Transferring Fund's investment adviser, in accordance with its regular practice in pricing the shares and assets of the Transferring Fund and confirmed by Gemini Fund Services, LLC, the Acquiring Fund's accounting agent.

ARTICLE III

CLOSING AND CLOSING DATE

1.

            3.1 CLOSING DATE. The Parties shall make respective best efforts to close the Reorganization (the “Closing”) on or before July 31, 2007 (the “Closing Date”), unless the parties agree in writing otherwise.  All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. Eastern Time ("ET") at the offices of the Northern Trust, or at such other time and/or place as the parties may agree.

2.

3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund is impracticable as mutually determined by the parties, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.

3.3 TRANSFER AGENT’S CERTIFICATE.  The Transferring Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Transferring Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Hallmark Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Transferring Fund that such Acquiring Fund Shares have been credited to the Transferring Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

4.

3.4 CUSTODIAN'S CERTIFICATE.  The Transferring Fund’s Treasurer shall deliver at the Closing a certificate of an authorized officer stating that:  (a) the Transferring Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Transferring Fund.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TRANSFERRING FUND. The Transferring Fund represents and warrants to the Acquiring Fund as follows:

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(a) The Transferring Fund is a separate investment series of the Hallmark Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

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(b) The Transferring Fund is a separate investment series of the Hallmark Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), is in full force and effect.

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(c) The current prospectus and statement of additional information of the Transferring Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

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(d) The Transferring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Hallmark Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Transferring Fund is a party or by which it is bound.

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(e) The Transferring Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

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(f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Transferring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Transferring Fund to carry out the transactions contemplated by this Agreement. The Transferring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

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(g) The audited financial statements of the Transferring Fund at March 31, 2006 and the unaudited financial statement at September 30, 2006 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Transferring Fund as of such date, and there are no known contingent liabilities of the Transferring Fund as of such date not disclosed therein.

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(h) Since September 30, 2006, there has not been any material adverse change in the Transferring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Transferring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Transferring Fund shall not constitute a material adverse change.

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(i) At the Closing Date, all federal and other tax returns and reports of the Transferring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof.  To the best of the Transferring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

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(j) For each fiscal year of its operation, the Transferring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

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(k) All issued and outstanding shares of the Transferring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Transferring Fund.  All of the issued and outstanding shares of the Transferring Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Transferring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Transferring Fund shares, nor is there outstanding any security convertible into any of the Transferring Fund shares.

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(l) At the Closing Date, the Transferring Fund or its nominee will have good and marketable title to the Transferring Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

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(m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Transferring Fund and, subject to approval by the Transferring Fund’s shareholders, this Agreement constitutes a valid and binding obligation of the Transferring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

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(n) The information furnished by the Transferring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

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(o) The Transferring Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Transferring Fund (the “Proxy Statement/Prospectus”), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the meeting of the shareholders of the Transferring Fund to approve this Agreement and the transactions contemplated hereby.  The Proxy Statement/Prospectus included in the Registration Statement only insofar as it relates to the Acquiring Fund does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2 REPRESENTATIONS OF NORTHERN TRUST. Northern Trust represents and warrants to the Transferring Fund as follows:

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(a) The Acquiring Fund is a separate investment series of the Northern Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

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(b) The Acquiring Fund is a separate investment series of the Northern Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, is in full force and effect.

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(c) The prospectus and statement of additional information, as of the date of the Proxy Statement/Prospectus, of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

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(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of the Northern Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

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(e) Except as otherwise disclosed in writing to the Transferring Fund and accepted by the Transferring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Northern Trust or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  The Northern Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

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(f) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

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(g) The Acquiring Fund has not commenced operation, however the Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and intends to distribute in each fiscal year all net investment income and realized capital gains.

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(h) The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

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(i) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Northern Trust, and this Agreement constitutes a valid and binding obligation of the Northern Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(j) The Acquiring Fund Shares to be issued and delivered to the Transferring Fund, for the account of the Transferring Fund Shareholders, pursuant to the terms of this Agreement will, at the

Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

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(k) The information furnished by the Northern Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

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(l) The Proxy Statement/Prospectus included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

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(m) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

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(n) The audited financial statements of the Acquiring Fund at March 31, 2006 and the unaudited financial statement at September 30, 2006, to the extent any such statements have been prepared, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Transferring Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE TRANSFERRING FUND

1.

5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Transferring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include distribution of customary dividends, distributions, and redemptions.

2.

5.2 APPROVAL BY SHAREHOLDERS.  The Hallmark Trust will call a meeting of the shareholders of the Transferring Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

3.

5.3 INVESTMENT REPRESENTATION.  The Transferring Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

4.

5.4 ADDITIONAL INFORMATION.  The Transferring Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Transferring Fund shares.

5.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Northern Trust and the Transferring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUND

The obligations of the Transferring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

1.

            6.1 All representations and warranties of the Northern Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Northern Trust shall have delivered to the Transferring Fund a certificate executed in its name by the Northern Trust’s President or Vice President, in form and substance reasonably satisfactory to the Transferring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Transferring Fund shall reasonably request.

2.

6.2 With respect to the Acquiring Fund, the Hallmark Trust shall have received on the Closing Date an opinion from Thompson Hine LLP, counsel to the Northern Trust and the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Transferring Fund, covering the following points:

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(a) The Acquiring Fund is an investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, to such counsel's knowledge, has the trust power to own all of its properties and assets and, to carry on its business as presently conducted.

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(b) The Acquiring Fund is a series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

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(c) This Agreement has been duly authorized, executed, and delivered by the Northern Trust and, assuming due authorization, execution and delivery of this Agreement by the Transferring Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

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(d) The Acquiring Fund Shares to be issued and delivered to the Transferring Fund on behalf of the Transferring Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof.

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(e) The Registration Statement, to the knowledge of such counsel, will have been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued; and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Northern Trust of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

(f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Northern Trust’s Declaration of

Trust or By-Laws or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Northern Trust is a party or by which it or any of its properties may be bound, or to the knowledge of its counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Northern Trust is a party or by which it is bound.

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(g) The descriptions in the Proxy Statement/Prospectus of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

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(h) In the ordinary course of such counsel’s representation of the Northern Trust, and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

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(i) In the ordinary course of such counsel's representation of Northern Trust, and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Northern Trust or any of its properties or assets and the Northern Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

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(j) To the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Northern Trust and the Acquiring Fund of the transaction contemplated herein, except as has and as may be obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Transferring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

1.

            7.1 All representations and warranties of the Transferring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Transferring Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Hallmark Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

2.

7.2 The Transferring Fund shall have delivered to the Acquiring Fund a statement of the Transferring Fund’s assets and liabilities, together with a list of the Transferring Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Hallmark Trust.

7.3 With respect to the Transferring Fund, the Northern Trust shall have received on the Closing Date an opinion of the General Counsel of the Hallmark Trust, counsel to the Hallmark Trust and the Transferring Fund, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

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(a) The Transferring Fund is an investment series of the Hallmark Trust, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and, to the knowledge of such counsel, has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

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(b) The Transferring Fund is a series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

.

(c) This Agreement has been duly authorized, executed and delivered by the Hallmark Trust on behalf of the Transferring Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Transferring Fund enforceable against the Transferring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

.

(d) Assuming that a consideration therefore of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Transferring Fund’s registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Transferring Fund are legally issued and fully paid and non-assessable.

.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Hallmark Trust’s Declaration of Trust or By-laws, or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Transferring Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Transferring Fund is a party or by which it is bound.

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(f) Only insofar as they relate to the Transferring Fund, the descriptions in the Proxy Statement/Prospectus of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly represent the information required to be shown.

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(g) In the ordinary course of such counsel's representation of the Transferring Fund and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Transferring Fund existing on or before the effective date of the Registration Statement or the Closing Date, required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

(h) In the ordinary course of such counsel's representation of the Transferring Fund and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Transferring Fund or any of its respective properties or assets and the Transferring Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Proxy Statement/Prospectus.

.

(i) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Transferring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of the General Counsel of the Hallmark Trust appropriate to render the opinions expressed therein.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TRANSFERRING FUND TO CLOSE

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Transferring Fund or the Acquiring Fund, as the case may be, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

1.

            8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Transferring Fund in accordance with the provisions of the Hallmark Trust’s Agreement and Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Transferring Fund may waive the conditions set forth in this paragraph 8.1.

2.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

3.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent,  order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Transferring Fund, provided that either party hereto may for itself waive any of such conditions.

4.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

5.

8.5 The Transferring Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Transferring Fund Shareholders all of the Transferring Fund’s investment company taxable income for all taxable periods, if any, ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods, if any, ending on the Closing Date (after reduction for any capital loss carryforward).

6.

8.6 The Northern Trust shall have received a favorable opinion of Thompson Hine LLP addressed to the Northern Trust and the Hallmark Trust and their respective Trustees, substantially to the effect that, for federal income tax purposes:

.

(a) The transfer of all of the Transferring Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund followed by the distribution of the Acquiring Fund Shares to the Transferring Fund Shareholders in dissolution and liquidation of the Transferring Fund will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Transferring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Transferring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund.

.

(c) No gain or loss will be recognized by the Transferring Fund upon the transfer of the Transferring Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Transferring Fund Shareholders in exchange for their shares of the Transferring Fund.

.

(d) No gain or loss will be recognized by the Transferring Fund Shareholders upon the exchange of their Transferring Fund shares for the Acquiring Fund Shares in liquidation of the Transferring Fund.

.

(e) The aggregate tax basis for the Acquiring Fund Shares received by each Transferring Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Transferring Fund shares held by such Shareholder immediately prior to the Closing.  The holding period of the Acquiring Fund Shares received by each Transferring Fund Shareholder will include the period during which the Transferring Fund shares exchanged therefore were held by such Shareholder (provided the Transferring Fund shares were held as capital assets on the date of the Closing).

.

(f) The tax basis of the Transferring Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Transferring Fund immediately prior to the Closing, and the holding period of the assets of the Transferring Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Transferring Fund.

.

(g) For purposes of Section 381 of the Code, either (i) the Acquiring Fund will be treated as the same corporation as the Transferring Fund and the tax attributes of the Transferring Fund enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund as if there had been no reorganization, or (ii) the Acquiring Fund will succeed to and take into account the items of the Transferring Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and applicable regulations thereunder.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Transferring Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

9.1 The Acquiring Fund and the shareholders of the Transferring Fund will pay their respective expenses, if any, incurred in connection with the Reorganization.  Notwithstanding the foregoing, Roanoke Asset Management Corp. (“Roanoke”), the investment advisor to the Acquiring Fund, will pay or assume those expenses of the Acquiring Fund and the Transferring Fund that are solely and directly related to the Reorganization and as agreed to by Roanoke pursuant to an agreement between Roanoke and the Transferring Fund's current investment advisor, determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

1.

10.1 The Acquiring Fund and the Transferring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

2.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Transferring Fund. In addition, either the Acquiring Fund or the Transferring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

.

(a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days;

.

(b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

.

(c) a determination by the Hallmark Trust’s or the Northern Trust's Board of Trustees that the consummation of the Transaction contemplated herein is not in the best interest of the Transferring Fund or the Acquiring Fund.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Hallmark Trust or the Northern Trust, or their respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trusts; provided, however, that following the meeting of shareholders of the Transferring Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Transferring Fund Shareholders under this Agreement to the detriment of such Transferring Fund Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

1.

            13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

2.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

3.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

4.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

5.

13.5 With respect to the Hallmark Trust and the Northern Trust, the names used herein refer respectively to the trusts created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents of each respective trust filed in Delaware, which are hereby referred to and are also on file at the principal offices of each respective Trust. The obligations of each Trust entered into in the name or on behalf thereof by any of its Trustees, representatives or agents of the Trusts, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of that respective Trust personally, but bind only the trust property, and all persons dealing with the Transferring Fund and the Acquiring Fund must look solely to the trust property belonging to the Transferring Fund and the Acquiring Fund for the enforcement of any claims against the Transferring Fund and the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

NORTHERN LIGHTS FUND TRUST

(IN AND FOR ITSELF)

By:

Name: Andrew Rogers Title: President

HALLMARK EQUITY SERIES TRUST

ON BEHALF OF

HALLMARK SMALL-CAP GROWTH FUND

By:
Name: Bruce R. Bent
Title: President

EXHIBIT B

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Fund’s financial performance.  The Fund is a continuation of the Predecessor Fund and, therefore, the financial information includes results of the Predecessor Fund. Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in a class of the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal years ended March 31, 2007 and 2006 was audited by KPMG, LLP, whose report, along with the financial statements, is included in the Predecessor Fund’s annual report, which is available upon request.  The information for the fiscal years ended May 31, 2002, 2003 and 2004 and for the period ended March 31, 2005 was audited by another firm.

Class R

Year	Year	Period
Ended	Ended	Ended

March 31,	March 31,	March 31,	Years Ended May 31,

2007	2006	2005*	2004	2003	2002

Net realized and unrealized

10.58 1.66 8.50

Total Return (1.45)% 28.08% 3.28% 30.20% (14.23)% (18.84)%

Ratios/Supplemental Data

Net assets end of period

(loss) to

Class I

Year	Year	Period
Ended	Ended	Ended

March 31,	March 31,	March 31,	Years Ended May 31,

2007	2006	2005*	2004	2003	2002

Income from investment operations

operations (0.25) 6.44 0.78 5.11 (2.63)(4.32)$ 28.59 $ 28.84 $ 22.40 $ 21.62 $ 16.51 $ 19.14

Ratio of expenses to average net assets 1.01% 1.00% 1.00%** 1.00% 1.00% 1.01%

* For the period from June 1, 2004 to March 31, 2005

** Annualized

STATEMENT OF ADDITIONAL INFORMATION June 15, 2007

NORTHERN LIGHTS FUND TRUST450 Wireless Blvd. Hauppauge, NY 11788

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated June 15, 2007 for the Special Meeting of Shareholders of Hallmark Equity Series Trust (the “Trust”) with respect to the Hallmark Small-Cap Growth Fund to be held on July 30, 2007.  Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling 1-888-823-2867.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Hallmark Small-Cap Growth Fund is contained in and incorporated by reference to the Statement of Additional Information for the Trust dated July 28, 2006.  The audited financial statements and related independent registered public accountants’ report for the Trust relating to the Hallmark Small-Cap Growth Fund contained in the Annual Report to Shareholders for the fiscal year ending March 31, 2007, are incorporated herein by reference.

Because the Roanoke Small-Cap Growth Fund has not yet commenced operations, no annual or semiannual reports to shareholders are available at this time.  Similarly, because the Hallmark Small-Cap Growth Fund is being acquired the Roanoke Small-Cap Growth Fund, pro forma financial statements are not provided in this Statement of Additional Information in connection with the proposed Reorganization.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

VOTING ON THE INTERNET

•

Read the Proxy Statement and have this card at hand

•

Log on to https://vote.proxy-direct.com

•

Enter the number located in the shaded box and follow the on-screen instructions

•

Do not return this paper ballot

VOTING BY PHONE

•

Read the Proxy Statement and have this card at hand

•

Call toll-free 1-866-241-6192

•

Enter the number located in the shaded box and follow the telephonic instructions

•

Do not return this paper ballot

VOTING BY MAIL

•

Read the Proxy Statement

•

Check the appropriate boxes on the reverse side

•

Sign and date the Proxy Card

•

Return the Proxy Card in the enclosed pre-posted envelope

Please detach at perforation before mailing.

PROXY

                                  HALLMARK EQUITY SERIES TRUST

                                  PROXY

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on July 30, 2007

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of Hallmark Equity Series Trust (the “Trust”) with respect to the Hallmark Small-Cap Growth Fund will be held at 9:30 a.m. Eastern Time, on July 30, 2007 at the offices of the Fund’s adviser, Reserve Management Company, Inc., 1250 Broadway, New York, NY  10001-3701, for the purpose of considering the proposal set forth on the reverse side.  By signing this Proxy Card, the shareholder(s) appoints Arthur T. Bent III and Bruce R. Bent as proxies, each will full power of substitution, to vote, as directed by the shareholder(s) on the reverse side, on the proposal at the Special Meeting and any adjournments thereof.  This proxy revokes any prior proxies submitted for this purpose.  In turn, this proxy may be superseded by a duly executed proxy bearing a later date, or by appearance of the shareholder(s) in person to vote at the Special Meeting.

Shareholders of record as of the close of business on June 15, 2007, are entitled to notice of, and to vote at the Special Meeting, or any adjournment of this meeting.

VOTE VIA THE TELEPHONE: 1-866-241-6192

VOTE VIA THE INTERNET: https://vote.proxy-direct.com

Note: Please sign exactly as name(s) appear(s) on the records of the Fund.  Joint owners should each sign personally.  Trustees and other representatives should indicate the capacity in which they sign, and where more than one name appears, a majority must sign.  If a corporation or another entity, the signature should be that of an authorized officer who should state his or her full title.

___________________________________________

Shareholder  sign here

___________________________________________

Shareholder sign here

____________________________________________________________

Date

                                       HSG_17872

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND RETURN YOUR

PROXY TODAY

Please detach at perforation before mailing.

PLEASE MARK VOTES AS IN THIS EXAMPLE:

1.

Approval of the Agreement and Plan of Reorganization, which provides for: (i) the transfer of all of the assets and liabilities of the Hallmark Small-Cap Growth Fund in exchange for shares of the Roanoke Small-Cap Growth Fund; (ii) the distribution of shares of the Roanoke Small-Cap Growth Fund so received to shareholders of the Hallmark Small-Cap Growth Fund; and (iii) the liquidation and termination of the Hallmark Small-Cap Growth Fund.

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

FOR AGAINST ABSTAIN

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.  SHAREHOLDERS MAY ALSO VOTE BY THE TELEPHONE OR VOTE THROUGH THE INTERNET.  INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD.  IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

HSG_17872